ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

111, Inc. (the "Company"), was incorporated under the laws of the Cayman Islands in May 2013. The Company, through its subsidiaries, variable interest entities ("VIEs") and VIE’s subsidiaries (collectively, the "Group"), operates an integrated online and offline platform in the healthcare ecosystem in China, whereby the Group is principally engaged in the sales of medical and wellness products through online retail and wholesale pharmacies and offline retail pharmacies, as well as provision of certain value-added services, such as online consultation services and e-prescription services to consumers in the People’s Republic of China (the "PRC").

The Group started to offer services in October 2012 through Guangdong Yihao Pharmacy Co., Ltd ("Yihao Pharmacy"), a consolidated VIE incorporated in the PRC and its subsidiaries which were acquired and controlled by the nominees of Dr. Gang Yu and Mr. Junling Liu (collectively, the "Founders") with each holding a 50% equity interest.

In May 2013, the Company was incorporated by the Founders through their immediate family members, each maintaining identical ownership interests in Yihao Pharmacy. In September 2013, the Company, through its wholly owned subsidiary in PRC, entered into a series of contractual arrangements with Yihao Pharmacy and its nominee shareholders (see Note 2(b)) for a description of the VIE arrangements pursuant to which the Company and its subsidiary were established as the primary beneficiary of Yihao Pharmacy). As a result of these transactions entered into to accomplish the reorganization, there was no change in the economic ownership of the shareholders given Yihao Pharmacy and the Company had the same beneficial shareholders and identical interests prior to and after the reorganization, and as such, the reorganization lacked economic substance. Therefore, the Company accounted for these transactions akin to a reorganization of entities under common control. The reorganization was necessary to comply with the PRC law and regulations which restrict foreign ownership of companies engaged in providing internet content distribution services. In June 2016, the shareholding rights of the Company were transferred from the immediate family members to the Founders.

As of December 31, 2019, the Group operates its business mainly through the following subsidiaries:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Yao Wang Corporation Limited ("Yao Wang")	June 4, 2013	Hong Kong	100%	Investment holding
Yaofang Information Technology (Shanghai) Co., Ltd ("Yaofang" or "WFOE")	August 12, 2013	Shanghai	100%	Warehousing, logistics, research and development, and consulting
Guangdong Yihao Pharmacy Co., Ltd. ("Yihao Pharmacy")	March 7, 2003	Guangdong	VIE	Warehousing, logistics and procurement
Guangdong Yihao Pharmaceutical Chain Co., Ltd. ("Yihao Pharmaceutical Chain")	November 1, 2001	Guangdong	VIE	Retail
Shanghai Yaowang E-commerce Co., Ltd. ("Shanghai Yaowang")	January 15, 2013	Shanghai	VIE	Electronic Commerce
Chengdu Yihao Pharmacy Co., Ltd. ("Chengdu Yihao Pharmacy")	August 22, 2017	Chengdu	VIE’s subsidiary	Retail
Anshun Southwest Internet Hospital Co., Ltd ("Southwest Internet Hospital" )	July 5, 2016	Anshun	VIE’s subsidiary	Internet hospital business
Anshun Joint Diagnosis And Treatment Technology Co., Ltd ("Anshun Technology" )	February 8, 2017	Anshun	VIE’s subsidiary	Internet hospital business
Wuhan Central China Drug Trading Co., Ltd. ("Wuhan Huazhong")	August 5, 2015	Wuhan	70%	Software development and information technology support
Chongqing Yihao Pharmacy Co., Ltd.("Chongqing Yihao Pharmacy")	May 18, 2018	Chongqing	WFOE’s subsidiary	Warehousing and logistics
Tianjin Yihao Pharmacy Co., Ltd. ("Tianjin Yihao Pharmacy")	June 20, 2018	Tianjin	VIE's subsidiary	Warehousing and logistics
Kunshan Yifang Pharmacy Co., Ltd. ("Kunshan Yifang Pharmacy")	July 30, 2018	Kunshan	VIE's subsidiary	Warehousing and logistics
Hubei Yihao Pharmacy Co., Ltd (“Hubei Yihao Pharmacy”)	Aug 31, 2019	Wuhuan	WFOE's subsidiary	Warehousing and logistics
Fujian Yaofang Pharmacy Co.,Ltd (“Fujian Yaofang Pharmacy”)	Aug 13, 2019	Fuzhou	WFOE's subsidiary	Warehousing and logistics